SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and principles of consolidation

The consolidated financial statements of the Company are prepared and presented in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. The significant estimates included in the accompanying consolidated financial statements include assumptions regarding the valuation of goodwill and other long-lived assets, the estimated useful lives of long-lived assets, the valuation of deferred tax assets, the provision for uncertain tax positions and the computation of share-based compensation expense. Actual results may vary from these estimates.

(c) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are unrestricted as to withdrawal and use and that have original maturities of three months or less from the date of purchase.

(d) Restricted cash

Restricted cash represents cash held (i) as deposits for forward contracts and (ii) as collateral for letters of credit issued primarily for equipment purchases. The classification is based on the expected expiration of the underlying forward contracts and letters of credit.

(e) Short-term investments

Short-term investments substantially represent held-to-maturity securities and are measured at amortized cost in the statement of financial position. The Company classifies investments with maturities of more than three months and less than twelve months as short-term investments.

(f) Inventories

Inventories are stated at the lower of cost or market. To determine market value, the Company considers various factors, including estimated selling price in the ordinary course of business, predictable costs of completion and disposal and an allowance for a normal profit margin. The Company determines cost on a weighted-average basis. Cost is comprised of direct materials and, where applicable, direct labor and overhead costs that have been incurred in bringing the inventories to their present location and condition.

(g) Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Interest capitalized into property, plant and equipment was $0.2 million, $0, and $0 in 2009, 2010 and 2011, respectively. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. The Company expenses repair and maintenance costs when they are incurred.

Depreciation is computed using the straight-line method over the following estimated useful lives of the assets:

Buildings	20 years
Vehicles	5 years
Fixtures and equipment	1 to 15 years
Building improvement	3 to 11 years

(h) Prepaid land use rights

All land in the PRC is owned by the PRC government, who, according to PRC law, may sell the right to use the land for a specified period of time. Prepaid land use rights are recognized ratably over the life of the 50-year land lease.

(i) Intangible assets, net

Intangible assets consist primarily of acquired software licenses, customer relationships, brand names, patents and non-compete agreements. They are recorded at cost less accumulated amortization. Customer relationships are amortized on an accelerated basis over periods ranging from 1 to 10 years, while all other intangible assets are amortized on a straight-line basis over their expected useful lives ranging from 2 to 30 years.

(j) Goodwill

Goodwill represents the cost in excess of the fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying amount of a reporting unit’s goodwill. The fair value of each reporting unit is determined by the Company, using the expected present value of future cash flows. The key assumptions used in the calculation include the long-term rates of sales and cost growth, expected profitability, working-capital requirements and discount rates. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination, with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management has selected November 30 to perform its annual impairment test.

No goodwill impairment was recognized during the year ended December 31, 2010 and 2011.

A rollforward of goodwill by segment is as follows:

	Laboratory Services	Manufacturing Services	Total
Balance as of January 1, 2011	$23,956	$—	$23,956
Goodwill arising from acquisitions	10,745	—	10,745

Balance as of December 31, 2011	$34,701	$—	$34,701

(k) Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amounts to the future undiscounted cash flows that the assets are expected to generate. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss equal to the amount by which the carrying value of the asset exceeds its fair value.

No impairment charge was recognized during the years ended December 31, 2010 and 2011.

(l) Revenue recognition

Revenues are recognized when persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery of the product or performance of the service has occurred and there is reasonable assurance of collection of the sales proceeds. Revenue was recognized net of sales-related taxes of $0.1 million, $0.1 million and $0.3 million for the years ended December 31, 2009, 2010 and 2011, respectively.

For laboratory services provided on a fee-for-service or project basis, the Company recognizes revenues upon finalization of the project terms and delivery and acceptance of the final product, which is generally in the form of a technical laboratory report or small amount of compound. For fee-for-service or project basis services that span multiple accounting periods, the Company recognizes revenue as it performs services and satisfies its contractual obligations, measured on a proportional-performance basis, generally using output measures that are specific to the service being provided. Examples of output measures include dosing performed, specimens prepared and hours worked. Nearly all of our fee-for-service contracts have durations of less than one year.

For laboratory services provided under a full time equivalent (“FTE”) basis, the customer pays a fixed rate per FTE and the Company recognizes revenue as the services are provided. FTE contracts do not require acceptance by the customer of specified deliverables from the Company.

The Company provides manufacturing services to its customers that involve the manufacture of advanced intermediates and active pharmaceutical ingredients for research and development or commercial use. Revenues from the sale of manufactured products are recognized upon delivery and acceptance by the customer when title and risk of loss has been transferred, assuming all other revenue recognition criteria have been met. The Company records deferred revenues for payments received from the customer prior to the delivery of the products.

(m) Shipping and handling costs

Shipping and handling costs relating to the delivery of technical reports or products are included in selling expenses and were $0.3 million, $0.1 million and $0.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.

(n) Government subsidies

Government subsidies are initially recorded as advanced subsidies and are recognized as reductions of general and administrative expenses, as other income or as reductions of the cost of assets acquired when the associated obligations for earning such subsidies have been met. The Company received government subsidies of $6.2 million, $8.6 million and $9.9 million during the years ended December 31, 2009, 2010 and 2011, respectively. The Company recognized government subsidies for general corporate purposes of $4.4 million, $4.1 million and $6.4 million as either a reduction of general and administrative expenses or as other income and $2.4 million, $1.5 million and $1.8 million as reductions of the cost of assets acquired during the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2010 and 2011, the Company had recorded balances of $7.4 million and $9.6 million, respectively, of advanced subsidies.

(o) Operating leases

Leases where substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Operating leases expense is charged to the consolidated statement of operations on a straight-line basis over the lease period.

The Company has obtained certain deferred lease credits, which represent leasehold improvements made directly by the Company that are to be reimbursed by the landlord. Deferred lease credits are amortized using the straight-line method over the related lease term, beginning with the lease commencement date, and recorded as a component of lease expense.

(p) Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $0.3 million, $0.5 million and $0.6 million for the years ended December 31, 2009, 2010 and 2011, respectively, and are classified as selling and marketing expenses.

(q) Share-based compensation

Share-based awards are recognized as compensation expenses, net of estimated forfeitures, in the consolidated statement of operations based on the fair value of equity awards on the date of the grant, with the compensation expense recognized over the service period. Share-based compensation expenses have been recorded in either cost of revenues, selling and marketing expenses, or general and administrative expenses, depending on the job functions of the grantees. The Company recognized share-based compensation expenses of $10.2 million, $10.1 million and $11.5 million for the years ended December 31, 2009, 2010 and 2011, respectively (see Note 11).

Share-based compensation has been recorded as follows:

	Year Ended December 31,
	2009	2010	2011
Cost of revenues	2,685	3,636	3,793
Selling and marketing expenses	131	121	13
General and administrative expenses	7,404	6,328	7,667

Total	10,220	10,085	11,473

(r) Income taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates a deferred tax asset or liability using current tax laws and enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The Company establishes valuation allowances, when necessary, to reduce deferred tax assets to the extent it is more likely than not that such deferred tax assets will not be realized. The Company does not provide deferred taxes related to the U.S. GAAP basis in excess of the U.S. tax basis in the investment in the Company’s foreign subsidiaries to the extent such amounts relate to permanently reinvested earnings and profits of such foreign subsidiaries.

Income tax expense includes (i) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances and (ii) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority. The Company only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely to be sustained upon the ultimate settlement of such uncertain position.

(s) Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for share options, nonvested restricted stock units and the if-converted method for convertible notes.

(t) Foreign currency translation

The reporting currency of the Company is the U.S. dollar. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the exchange rate at the balance sheet date. Transactions in currencies other than the U.S. dollar during the year are converted into U.S. dollars at the applicable rates of exchange prevailing on the date the transaction occurred. Transaction gains and losses are recognized in the statements of operations.

The financial records of the Company’s PRC subsidiaries are maintained in local currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Cumulative translation adjustments are shown as a separate component of accumulated other comprehensive income in the statement of changes in equity and comprehensive income. Transaction gains and losses are recognized in the statements of operations in other income, net.

The Renminbi (“RMB”), the local currency of the Company’s PRC subsidiaries, is not a freely convertible currency. The PRC State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in PRC’s foreign exchange trading system market. The Company’s cash and cash equivalents and restricted cash denominated in RMB amounted to $70.9 million and $48.2 million as of December 31, 2010 and 2011, respectively.

(u) Derivative instruments

From time to time, the Company enters into deliverable and non-deliverable foreign-exchange forward contracts with financial institutions to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with outstanding accounts receivable. The Company does not apply hedge accounting to the instruments and, as such, they are marked to market at each reporting date, with changes in fair value recognized in the statements of operations.

The gains from foreign-exchange forward contracts were $3.6 million, $2.8 million and $4.7 million for the years ended December 31, 2009, 2010 and 2011, respectively, and have been included in other income, net.

(v) Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The Company discloses this information in its statement of changes in equity and comprehensive income.

(w) Concentration of credit risks

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. The Company places its cash and cash equivalents with financial institutions with high credit ratings and of high quality.

The Company does not require collateral or other security to support financial instruments subject to credit risks. The Company establishes an allowance for doubtful receivables primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

(x) New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”) to converge the fair value measurement guidance in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not expect ASU 2011-04 to have a significant impact on its consolidated results of operations, financial position or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU's do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Company will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Company's consolidated results of operations, financial position or cash flows.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect ASU 2011-08 to have a significant impact on its consolidated results of operations, financial position or cash flows.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which contains new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company will be required to adopt ASU 2011-11 as of January 1, 2013 and does not expect ASU 2011-11 to have a significant impact on its consolidated results of operations, financial position or cash flows.